SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation and Amortization Periods for Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years or lease term
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Website Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years